Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Feb. 14, 2017	Nov. 30, 2016	Nov. 30, 2015	Jun. 29, 2015
Tortoise Global Water ESG Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise Global Water ESG Fund NAV
Account Value	$ 22,629	$ 18,279	$ 16,597	$ 20,423	$ 16,083	$ 13,770	$ 11,158	$ 12,096	$ 10,000
Tortoise North American Pipeline Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Fund NAV
Account Value	$ 22,640	15,430	14,807	11,578	8,899	10,561	10,037	10,021		$ 9,807	$ 7,919	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 29,532	22,056	19,375	21,340	16,682	14,203	12,232	11,510	10,000
Tortoise Global Water ESG Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise Global Water ESG Net Total Return Index
Account Value	$ 23,604	19,048	17,189	21,144	16,664	14,223	11,479	12,258	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,758	25,960	22,804	25,117	19,635	16,717	14,397	13,547		11,025	10,203	10,000
Tortoise North American Pipeline Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Account Value	$ 23,944	$ 16,174	$ 15,415	$ 11,970	$ 9,129	$ 10,846	$ 10,243	$ 10,172		$ 9,896	$ 7,929	$ 10,000